SCHEDULE OF RECONCILIATION OF PRC STATUTORY INCOME TAX RATE (Details) (Parenthetical) - CNY (¥) ¥ in Millions		1 Months Ended	12 Months Ended
	Jan. 01, 2023	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Statutory income tax rate			25.00%	(25.00%)	25.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	¥ 105
HNTE [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate			15.00%
HNTE [Member] | 2023 to 2025 [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate		15.00%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate			25.00%			25.00%